VESSELS AND EQUIPMENT, NET - Vessels and Equipment, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Less: Accumulated depreciation	$ (179,065)	$ (112,490)
Vessels and equipment, net	1,939,626	1,700,063
Vessels
Property, Plant and Equipment [Line Items]
Property, plant, and equipment, gross	2,117,261	1,811,295
Office equipment and fittings
Property, Plant and Equipment [Line Items]
Property, plant, and equipment, gross	1,430	1,258
Vessels, capitalized cost | Kool Tiger
Property, Plant and Equipment [Line Items]
Property, plant, and equipment, gross	237,900	0
Vessels, conversion and retrofitting
Property, Plant and Equipment [Line Items]
Contractual obligation	39,500
Vessels, conversion and retrofitting | Kool Tiger
Property, Plant and Equipment [Line Items]
Property, plant, and equipment, gross	37,600	14,600
Vessels, drydocking cost | Kool Tiger
Property, Plant and Equipment [Line Items]
Property, plant, and equipment, gross	42,000	$ 22,100
Vessels, capitalized interest | Kool Tiger
Property, Plant and Equipment [Line Items]
Property, plant, and equipment, gross	$ 2,500